Unaudited Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - CNY (¥) ¥ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Other comprehensive losses
Other comprehensive (losses)/income, income taxes	¥ 0	¥ 0	¥ 0	¥ 0